UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

     This Amendment (Check only one):   | |  is a restatement
                                        | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Glenview Capital Management, LLC
Address:      767 Fifth Avenue, 44th Floor
              New York, NY 10153


Form 13F File Number:  028-10134
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lawrence M. Robbins
Title:        Chief Executive Officer
Phone:        212-812-4700

Signature, Place and Date of Signing:


   /s/ Lawrence M. Robbins          New York, New York        February 14, 2008
-----------------------------       ------------------        -----------------
          [Signature]                  [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               0
                                                   -----------------------------

Form 13F Information Table Entry Total:                         62
                                                   -----------------------------

Form 13F Information Table Value Total:                     $7,825,322
                                                   -----------------------------
                                                          (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108   346261  5997944 SH       SOLE                  5997944
AMDOCS LTD                     ORD              G02602103   156274  4533628 SH       SOLE                  4533628
AMERICAN TOWER CORP            CL A             029912201   287448  6747601 SH       SOLE                  6747601
ARVINMERITOR INC               COM              043353101    31317  2669827 SH       SOLE                  2669827
AT&T INC                       COM              00206R102   494203 11891304 SH       SOLE                 11891304
B & G FOODS INC NEW            CL A             05508R106    10678  1045810 SH       SOLE                  1045810
BEARINGPOINT INC               COM              074002106    44361 15675100 SH       SOLE                 15675100
BLOCKBUSTER INC                CL B             093679207    14579  4238000 SH       SOLE                  4238000
BORDERS GROUP INC              COM              099709107     2024   190080 SH       SOLE                   190080
CARDINAL HEALTH INC            COM              14149Y108     6078   105245 SH       SOLE                   105245
CIGNA CORP                     COM              125509109   142329  2648972 SH       SOLE                  2648972
CISCO SYS INC                  COM              17275R102    77840  2875500 SH       SOLE                  2875500
COMMSCOPE INC                  COM              203372107     3314    67343 SH       SOLE                    67343
CORNING INC                    COM              219350105   200470  8356396 SH       SOLE                  8356396
CROWN CASTLE INTL CORP         COM              228227104   188573  4532993 SH       SOLE                  4532993
CVS CAREMARK CORPORATION       COM              126650100     8542   214900 SH  CALL SOLE                   214900
CVS CAREMARK CORPORATION       COM              126650100   307025  7723907 SH       SOLE                  7723907
DOMTAR CORP                    COM              257559104     9580  1245800 SH       SOLE                  1245800
DONNELLEY R R & SONS CO        COM              257867101   250665  6641894 SH       SOLE                  6641894
EXPRESS SCRIPTS INC            COM              302182100    70401   964400 SH       SOLE                   964400
FIBERTOWER CORP                NOTE 9.000% 11/1 31567RAC4    26888 30000000 PRN      SOLE                                       None
FIDELITY NATL INFORMATION SV   COM              31620M106   633437 15230512 SH       SOLE                 15230512
FIRST ADVANTAGE CORP           CL A             31845F100     9059   550000 SH       SOLE                   550000
FIRST AMERN CORP CALIF         COM              318522307    54840  1607259 SH       SOLE                  1607259
FISERV INC                     COM              337738108    55069   992404 SH       SOLE                   992404
GOLDMAN SACHS GROUP INC        COM              38141G104    53763   250000 SH       SOLE                   250000
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B       400506101    53682  1202817 SH       SOLE                  1202817
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101   558455 12017536 SH       SOLE                 12017536
LIGAND PHARMACEUTICALS INC     CL B             53220K207    22896  4740431 SH       SOLE                  4740431
LIMITED BRANDS INC             COM              532716107    52984  2798920 SH       SOLE                  2798920
MCKESSON CORP                  COM              58155Q103   233371  3562366 SH       SOLE                  3562366
MEADWESTVACO CORP              COM              583334107   118861  3797473 SH       SOLE                  3797473
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    12422   122500 SH  CALL SOLE                   122500
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    75188   741500 SH       SOLE                   741500
MUELLER WTR PRODS INC          COM SER B        624758207     8423   844855 SH       SOLE                   844855
NALCO HOLDING COMPANY          COM              62985Q101   337780 13969397 SH       SOLE                 13969397
NCR CORP NEW                   COM              62886E108   231723  9231987 SH       SOLE                  9231987
NRG ENERGY INC                 COM NEW          629377508   106209  2450606 SH       SOLE                  2450606
OMNICARE INC                   COM              681904108   276513 12122463 SH       SOLE                 12122463
POWERWAVE TECHNOLOGIES INC     COM              739363109     4845  1202332 SH       SOLE                  1202332
PRIMEDIA INC                   COM NEW          74157K846    29390  3457636 SH       SOLE                  3457636
PROTECTION ONE INC             COM NEW          743663403     2128   178974 SH       SOLE                   178974
RELIANT ENERGY INC             COM              75952B105    29170  1111658 SH       SOLE                  1111658
RITE AID CORP                  COM              767754104     2790  1000000 SH       SOLE                  1000000
SARA LEE CORP                  COM              803111103     4015   250000 SH  CALL SOLE                   250000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605   134166  4629600 SH       SOLE                  4629600
TEEKAY CORPORATION             COM              Y8564W103    18224   342500 SH       SOLE                   342500
TEEKAY TANKERS LTD             CL A             Y8565N102     6600   300000 SH       SOLE                   300000
TELLABS INC                    COM              879664100   109906 16805273 SH       SOLE                 16805273
TERADATA CORP DEL              COM              88076W103    54831  2000389 SH       SOLE                  2000389
TERRESTAR CORP                 COM              881451108     9794  1350948 SH       SOLE                  1350948
THERMO FISHER SCIENTIFIC INC   COM              883556102   278897  4835249 SH       SOLE                  4835249
THOMSON CORP                   COM              884903105   121295  3000000 SH       SOLE                  3000000
TWEEN BRANDS INC               COM              901166108    12048   454966 SH       SOLE                   454966
TYCO INTL LTD BERMUDA          SHS              G9143X208   217528  5486200 SH       SOLE                  5486200
TYCO INTL LTD BERMUDA          SHS              G9143X208    39650  1000000 SH  CALL SOLE                  1000000
UNITEDHEALTH GROUP INC         COM              91324P102   212801  3656366 SH       SOLE                  3656366
UST INC                        COM              902911106    23838   435000 SH  PUT  SOLE                   435000
VERISIGN INC                   COM              92343E102   220935  5874370 SH       SOLE                  5874370
VIRGIN MEDIA INC               COM              92769L101   281390 16417144 SH       SOLE                 16417144
WELLPOINT INC                  COM              94973V107   385244  4391243 SH       SOLE                  4391243
WESCO INTL INC                 COM              95082P105    52312  1319666 SH       SOLE                  1319666
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